UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period:  July 1, 2007 through June 30, 2008

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942

Reporting Period: 07/01/2007 - 06/30/2008

Lord Abbett Municipal Income Fund, Inc.

===================== LORD ABBETT CALIFORNIA TAX FREE FUND =====================

Nothing to Report

==================== LORD ABBETT CONNECTICUT TAX FREE FUND =====================

Nothing to Report

======================= LORD ABBETT HAWAII TAX FREE FUND =======================

Nothing to Report

===================== LORD ABBETT MINNESOTA TAX FREE FUND ======================

Nothing to Report

====================== LORD ABBETT MISSOURI TAX FREE FUND ======================

Nothing to Report

====================== LORD ABBETT NATIONAL TAX FREE FUND ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261950109

Meeting Date: AUG 15, 2007   Meeting Type: Special

Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Joseph S. Dimartino        For       For        Management

1.2   Elect Director Philip L. Toia             For       For        Management

1.3   Elect Director Benaree Pratt Wiley        For       For        Management

===================== LORD ABBETT NEW JERSEY TAX FREE FUND =====================

Nothing to Report

====================== LORD ABBETT NEW YORK TAX FREE FUND ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261954101

Meeting Date: AUG 15, 2007   Meeting Type: Special

Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Joseph S. Dimartino        For       For        Management

1.2   Elect Director Philip L. Toia             For       For        Management

1.3   Elect Director Benaree Pratt Wiley        For       For        Management

======================= LORD ABBETT TEXAS TAX FREE FUND ========================

DREYFUS FUNDS

Ticker:                      Security ID:  261950109

Meeting Date: AUG 15, 2007   Meeting Type: Special

Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Joseph S. Dimartino        For       For        Management

1.2   Elect Director Philip L. Toia             For       For        Management

1.3   Elect Director Benaree Pratt Wiley        For       For        Management

===================== LORD ABBETT WASHINGTON TAX FREE FUND =====================

DREYFUS FUNDS

Ticker:                      Security ID:  261950109

Meeting Date: AUG 15, 2007   Meeting Type: Special

Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Joseph S. Dimartino        For       For        Management

1.2   Elect Director Philip L. Toia             For       For        Management

1.3   Elect Director Benaree Pratt Wiley        For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2008